[IRVINE SENSORS CORPORATION LETTERHEAD]

August 31, 2006

VIA EDGAR AND FEDERAL EXPRESS

Securities and Exchange Commission

100 F Street, N.E.

Mail Stop 6010

Washington, D.C. 20549

Attn: Ms. Peggy Fisher and Mr. Tom Jones

Re:	Irvine Sensors Corporation

Amendment No. 2 to Registration Statement on Form S-3

Filed August 25, 2006

File No. 333-131770

Dear Ms. Fisher and Mr. Jones:

We are in receipt of the comment of the Staff of the Securities and Exchange Commission (the “Commission”) set forth in your letter dated August 29, 2006 (the “SEC Comment Letter”) regarding the above-referenced Amendment No. 2 (“Amendment No. 2”) to the Registration Statement on Form S-3 (the “Registration Statement”) of Irvine Sensors Corporation, a Delaware corporation (the “Company”). Concurrently herewith, we are filing with the Commission via Edgar transmission Amendment No. 3 to the Registration Statement (“Amendment No. 3”). To aid in your review, we also have enclosed with this letter a copy of Amendment No. 3 which is marked to indicate all of the changes from Amendment No. 2 which was filed with the Commission on August 25, 2006.

The changes made in Amendment No. 3 are in response to the Staff’s comment as set forth in the SEC Comment Letter. The numbered response set forth below contains the Staff’s comment in total set off in bold type and corresponds to the numbered comment contained in the SEC Comment Letter.

Securities and Exchange Commission

August 31, 2006

Exhibit 5.1

1.	Please file an updated opinion prior to effectiveness so that the opinion is dated the same as the date of effectiveness. We note the first sentence of the last paragraph of the opinion.

The Staff’s Comment is noted and the Company’s counsel has provided such opinion with Amendment No. 3, which has been filed on the same date the Company is requesting acceleration of effectiveness.

* * *

Any comments or questions concerning the Registration Statement, Amendment No. 1, Amendment No. 2 or Amendment No. 3 should be directed to the Company’s outside counsel, Ellen Bancroft or Parker Schweich of Dorsey & Whitney LLP at (949) 932-3600. Facsimiles should be sent to the undersigned at (714) 444-8773, with a copy to Ellen Bancroft and Parker Schweich at (949) 932-3601.

Thank you for your assistance in this matter.

Very truly yours,

IRVINE SENSORS CORPORATION

/s/ JOHN J. STUART, JR.
John J. Stuart, Jr.
Chief Financial Officer